Champlain Mid Cap Fund (Second Prospectus Summary) | Champlain Mid Cap Fund
CHAMPLAIN MID CAP FUND
INVESTMENT OBJECTIVE
The Champlain Mid Cap Fund (the "Fund") seeks capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold

Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Champlain Mid Cap Fund Institutional Shares
Management Fees		0.80%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		1.19%
Less Fee Reductions and/or Expense Reimbursements		(0.14%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1]	1.05%
[1]	Champlain Investment Partners, LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.05% of the Fund's Institutional Shares' average daily net assets until November 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 1.05% to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on November 30, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Champlain Mid Cap Fund Institutional Shares	107	364	641	1,431

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets in securities of medium-sized companies. For purposes of this policy, a medium-sized company is defined as having a market capitalization of less than

$15 billion at the time of purchase. The Fund seeks capital appreciation by investing mainly in common stocks of medium-sized companies that the Adviser believes have strong long-term fundamentals, superior capital appreciation potential and attractive valuations. Through the consistent execution of a fundamental bottom-up investment process, which includes an effort to understand a company's intrinsic or fair value, the Adviser expects to identify a diversified universe of medium-sized companies that trade at a discount to their estimated or intrinsic fair values. As such, the Adviser seeks to mitigate company-specific risk by limiting position sizes to 5% of the Fund's total assets at market value, at the time of purchase. The Adviser will sell a security when it reaches the Adviser's estimate of its fair value or when information about a security invalidates the Adviser's basis for making the investment. The Adviser may also sell securities in order to maintain the 5%

limit on position sizes or when exposure to a sector exceeds the Adviser's sector weight rules.

The Fund is broadly diversified and the Adviser seeks to create value primarily through favorable stock selection.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT

INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically,

the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility,

which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. The medium- and small-sized companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, mid- and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in Advisor Shares of the Fund by showing changes in the Fund's Advisor Shares' performance from year to year and by showing how the

Fund's Advisor Shares' average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Institutional Shares of the Fund commenced operations on January 3, 2011 and therefore do not have performance history for a full calendar year. The performance information provided shows the returns of the Advisor Shares of the

Fund, which are offered in a separate prospectus. Institutional Shares of the

Fund would have substantially similar performance as Advisor Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of Advisor Shares are higher than the expenses of the Institutional Shares and, therefore, returns for

Advisor Shares would be lower than those of the Institutional Shares.

Updated performance information is available by calling 1-866-773-3238.

BEST QUARTER      WORST QUARTER

16.34%            (8.08)%

(06/30/2009)      (06/30/2010)

The performance information shown above is based on a calendar year. The Fund's

Advisor Shares' performance from 1/1/2011 to 9/30/2011 was (8.28)%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns Champlain Mid Cap Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	FUND RETURNS BEFORE TAXES	20.30%	6.78%	Jun. 30, 2008
Institutional Shares After Taxes on Distributions	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS	19.08%	6.09%	Jun. 30, 2008
Institutional Shares After Taxes on Distributions and Sales	FUND RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	14.00%	5.53%	Jun. 30, 2008
Russell MidCap Index	RUSSELL MIDCAP INDEX (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)	25.48%	4.50%	Jun. 30, 2008